Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified					6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 QoQ Percent Change	Jun. 30, 2011 Ytd Percent Change	Jun. 30, 2011 YoY Percent Change
Other assets (CHF million)
Cash collateral on derivative instruments	13,739	12,672	14,987	16,195
Cash collateral on non-derivative transactions	1,841	1,769	1,792	1,630
Derivative instruments used for hedging	2,178	1,811	2,733	4,048
Assets held-for-sale	25,362	26,597	26,886	31,132
of which loans	23,816	25,514	24,925	29,524
of which real estate	1,528	1,064	1,946	1,608
Assets held for separate accounts	14,712	16,001	13,815	14,192
Interest and fees receivable	5,748	5,400	5,158	6,542
Deferred tax assets	7,754	8,612	9,417	10,741
Prepaid expenses	718	782	452	856
Failed purchases	1,245	1,088	1,279	597
Other	3,488	3,384	3,066	3,882
Other assets	76,785	78,116	79,585	89,815
Other assets, % Change
Cash collateral on derivative instruments, % Change (as a percent)					8.00%	(8.00%)	(15.00%)
Cash collateral on non-derivative transactions, % Change (as a percent)					4.00%	3.00%	13.00%
Derivative instruments used for hedging, % Change (as a percent)					20.00%	(20.00%)	(46.00%)
Assets held-for-sale, % Change (as a percent)					(5.00%)	(6.00%)	(19.00%)
of which loans, % Change (as a percent)					(7.00%)	(4.00%)	(19.00%)
of which real estate, % Change (as a percent)					44.00%	(21.00%)	(5.00%)
Assets held for separate accounts, % Change (as a percent)					(8.00%)	6.00%	4.00%
Interest and fees receivable, % Change (as a percent)					6.00%	11.00%	(12.00%)
Deferred tax assets, % Change (as a percent)					(10.00%)	(18.00%)	(28.00%)
Prepaid expenses, % Change (as a percent)					(8.00%)	59.00%	(16.00%)
Failed purchases, % Change (as a percent)					14.00%	(3.00%)	109.00%
Other, % Change (as a percent)					3.00%	14.00%	(10.00%)
Other assets, % Change (as a percent)					(2.00%)	(4.00%)	(15.00%)
Other liabilities (CHF million)
Cash collateral on derivative instruments	14,562	12,794	14,428	15,918
Cash collateral on non-derivative transactions	52	66	20	45
Derivative instruments used for hedging	982	1,017	1,203	1,331
Provisions	1,177	1,613	1,724	1,827
of which off-balance sheet risk	488	518	552	607
Liabilities held for separate accounts	14,712	16,001	13,815	14,192
Interest and fees payable	7,588	6,956	6,798	9,335
Current tax liabilities	783	856	1,137	815
Deferred tax liabilities	354	431	412	523
Failed sales	6,963	7,548	7,354	8,061
Other	14,400	14,940	15,323	15,526
Other liabilities	61,573	62,222	62,214	67,573
Other liabilities, % Change
Cash collateral on derivative instruments, % Change (as a percent)					14.00%	1.00%	(9.00%)
Cash collateral on non-derivative transactions, % Change (as a percent)					(21.00%)	160.00%	16.00%
Derivative instruments used for hedging, % Change (as a percent)					(3.00%)	(18.00%)	(26.00%)
Provisions, % Change (as a percent)					(27.00%)	(32.00%)	(36.00%)
of which off-balance sheet risk, % Change (as a percent)					(6.00%)	(12.00%)	(20.00%)
Liabilities held for separate accounts, % Change (as a percent)					(8.00%)	6.00%	4.00%
Interest and fees payable, % Change (as a percent)					9.00%	12.00%	(19.00%)
Current tax liabilities, % Change (as a percent)					(9.00%)	(31.00%)	(4.00%)
Deferred tax liabilities, % Change (as a percent)					(18.00%)	(14.00%)	(32.00%)
Failed sales, % Change (as a percent)					(8.00%)	(5.00%)	(14.00%)
Other, % Change (as a percent)					(4.00%)	(6.00%)	(7.00%)
Other liabilities, % Change (as a percent)					(1.00%)	(1.00%)	(9.00%)